Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2024
Net fee And Commission Income Tables [Line Items]
Disclosure Of Fee And Commission Income Expense Tables Explanatory

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Underwriting fees 838 637 633
M&A and corporate finance fees 1,016 669 804
Brokerage fees 4,407 3,323 3,487
Investment fund fees 5,669 4,730 4,942
Portfolio management and related services 11,328 9,091 9,059
Other 2,548 1,950 1,921
Total fee and commission income
1
25,806 20,399 20,846
of which: recurring 17,065 14,008 14,229
of which: transaction-based 8,604 6,320 6,550
of which: performance-based 137 71 68
Fee and commission expense 2,369 1,790 1,823
Net fee and commission income 23,438 18,610 19,023
1 For the

year ended 31 December

2024, reflects third-party

fee and commission

income of USD
15,527
m for Global

Wealth Management, USD
2,588
m for Personal

& Corporate Banking,

USD
3,333 m for Asset
Management, USD 4,135 m for the Investment Bank, USD 230 m for Non-core and Legacy and negative USD 6 m for Group Items (for the year ended 31 December 2023: USD 12,687 m for Global Wealth Management,
USD 1,840
m for Personal &

Corporate Banking, USD
2,723
m for Asset Management,

USD
3,153
m for the Investment

Bank, USD
7
m for Non-core and

Legacy and negative USD
11
m for Group Items;

for the year
ended 31 December 2022: USD 12,990
m for Global Wealth

Management, USD
1,657
m for Personal

& Corporate Banking,

USD
2,840
m for Asset Management,

USD
3,350
m for the Investment

Bank, USD
0 m for
Non-core and Legacy and USD 10 m for Group Items).